Related Party Transactions	6 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions

Note 7 – Related party transactions

Rent expense - related party

The Company has a lease agreement for office space from Mr. Weili He, the Company’s Interim Chief Financial Officer, through October 31, 2023, with annual payments of approximately $24,000.

Prepayment - related party

Mr. Xianfu Han, and Mr. Weili He, the Company’s shareholders and previous officers, are holding positions as president and director of Ningbo Lianlv Investment Ltd., respectively. This company owns 99% of the shares of Beijing Lianlv Technical Group Ltd. (“Beijing Lianlv”), the Company’s supplier. As of December 31, 2018 and June 30, 2018, the Company prepaid $960 and $3,027,409 to Beijing Lianlv, before any allowance, for inventory purchases, respectively.

Due to Beijing Lianlv being named as a joint defendant in one of the civil lawsuits of the Company, the Company provided a provision of 5% of an allowance for doubtful accounts for Beijing Lianlv’s prepayment that are aged from six months to one year and 10% for the balance beyond one year. As of December 31, 2018 and June 30, 2018, the Company had no allowance and an allowance of approximately $0.3 million, respectively, for prepayment – related party.

Other receivable - related party

This balance represents litigation against Xin Ao who entered into a capital lease agreement on behalf of Beijing Lianlv, an entity whose shareholders are Mr. Han and Mr. He. The balance was subsequently indemnified by Mr. Han and Mr. He in September 2018. As of December 31, 2018 and June 30, 2018, other receivable – related party from Beijing Lianlv was $1,345,048 and $1,397,042, respectively.

Other payables – shareholders

Mr. Xiaofu Han and Mr. Weili He have advanced funds to BVI-ACM for working capital purposes. The advances are non-interest bearing, unsecured, and are payable in cash on demand. They and their spouses have also guaranteed certain short-term loans payable and notes payable of the Company (see Note 6).

Other payables - shareholders consisted of the following:

	December 31, 2018	June 30, 2018
	(unaudited)
Xianfu Han	$271,336	$91,336
Weili He	294,438	104,428
	$565,774	$195,763

Loans payable – employees

Na Wang and Wei Zhang, employees of Xin Ao, have advanced funds for Xin Ao for working capital purposes by making payments directly to certain vendors. The advances are non-interest bearing, unsecured, and are payable on demand.

Loans payable - employees consisted of the following:

	December 31, 2018	June 30, 2018
	(unaudited)
Na Wang	$2,337,948	$-
Wei Zhang	1,940,546	-
	$4,278,494	$-